First Trust S-Network Streaming and Gaming ETF Annual Fund Operating Expenses - First Trust S-Network Streaming and Gaming ETF - First Trust S-Network Streaming and Gaming ETF	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%